Guarantor Financial Information - Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net earnings (loss)	$ 175,237	$ (139,039)	$ 199,391
Items not involving cash:
Depreciation and amortization	199,938	216,098	204,862
Share-based compensation	17,526	6,378	4,528
Amortization of deferred financing fees	11,899	14,181	11,685
Amounts reclassified from other comprehensive loss to interest expense	1,927	3,407	3,319
Unrealized change in fair value of financial instruments	(44,060)	(53,998)	(53,252)
Equity income on investment	(5,835)	(188)	(5,107)
Refinancing expenses and recoveries	0	1,677	5,148
Operating leases	(22,589)	(19,003)	(9,795)
Vessel impairments	0	285,195	0
Expenses related to customer bankruptcy	0	18,883	0
Loss (gain) on disposals	(13,604)	31,876	0
Other income	0	0	(6,600)
Other	6,690	34	7,759
Changes in assets and liabilities:
Accounts receivable	16,584	(21,711)	(323)
Lease receivable	8,141	17,783	21,170
Prepaid expenses	(11,223)	2,108	(15,960)
Other assets and deferred charges	(4,198)	(17,468)	(31,011)
Accounts payable and accrued liabilities	2,270	(8,693)	10,143
Deferred revenue	(7,377)	4,778	(10,085)
Fair value of financial instruments	(8,107)	(31,211)	0
Intercompany Accounts Payable and Accounts Receivable	0	0	0
Cash from operating activities	323,219	311,087	335,872
Financing activities:
Preferred shares issued, net of issuance costs	2,690	541,694	0
Common shares issued, net of issuance costs	118,966	95,978	0
Draws on credit facilities	0	220,485	534,325
Senior unsecured notes issued	80,000	0	0
Repayment of credit facilities	(455,005)	(704,291)	(607,174)
Draws on long-term obligations under capital lease	176,254	180,750	150,000
Repayment of long-term obligations under capital lease	(26,198)	(24,733)	(21,691)
Common shares repurchased, including related expenses	0	(8,269)	(13,885)
Preferred shares redeemed, including related expenses	0	(333,074)	0
Preferred shares repurchased, including related expenses	0	0	(12,303)
Senior unsecured notes repurchased, including related expenses	(7,075)	0	0
Financing fees	(8,226)	(12,992)	(17,399)
Dividends on common shares	(61,830)	(148,556)	(105,691)
Dividends on preferred shares	(64,416)	(54,085)	(53,655)
Proceeds from sale-leaseback of vessels	90,753	354,000	542,000
Advances from related parties	0	0	0
Cash from (used in) financing activities	(154,087)	106,907	394,527
Investing activities:
Expenditures for vessels	(338,518)	(343,552)	(712,663)
Short-term investments	307	3,004	(2,203)
Net proceeds from vessel disposals	37,091	12,078	0
Proceeds from sale of leased vessels	0	20,000	0
Restricted cash	(1)	(201)	0
Loans to affiliate	(2,677)	(18,096)	(201,865)
Repayment of loans to affiliate	22,325	67,831	200,680
Other assets	(2,384)	(6,677)	(583)
Dividends received from subsidiary	0	0	0
Capital contribution in subsidiary	0	0	0
Advances to related parties	0	0	0
Cash used in investing activities	(283,857)	(265,613)	(716,634)
Increase (decrease) in cash and cash equivalents	(114,725)	152,381	13,765
Cash and cash equivalents, beginning of year	367,901	215,520	201,755
Cash and cash equivalents, end of year	253,176	367,901	215,520
Eliminations [Member]
Operating activities:
Net earnings (loss)	(35,939)	(16,487)	(56,100)
Items not involving cash:
Depreciation and amortization	0	0	0
Share-based compensation	0	0	0
Amortization of deferred financing fees	0	0	0
Amounts reclassified from other comprehensive loss to interest expense	0	0	0
Unrealized change in fair value of financial instruments	0	0	(1,261)
Equity income on investment	35,939	16,488	56,100
Refinancing expenses and recoveries	0	0	0
Operating leases	0	0	0
Vessel impairments	0	0	0
Expenses related to customer bankruptcy	0	0	0
Loss (gain) on disposals	0	0	0
Other income	0	0	0
Other	(205)	(24,239)	(1)
Changes in assets and liabilities:
Accounts receivable	36,201	(18,904)	(47,562)
Lease receivable	0	0	0
Prepaid expenses	(2,029)	(2,000)	3,000
Other assets and deferred charges	(1)	0	(1)
Accounts payable and accrued liabilities	(36,200)	23,684	69,455
Deferred revenue	2,028	2,001	(3,001)
Fair value of financial instruments	1	1,260	0
Intercompany Accounts Payable and Accounts Receivable	4,987	(18,224)	(85,645)
Cash from operating activities	4,782	(36,421)	(65,016)
Financing activities:
Preferred shares issued, net of issuance costs	0	0	0
Common shares issued, net of issuance costs	0	0	0
Draws on credit facilities	0	0	0
Senior unsecured notes issued	0	0	0
Repayment of credit facilities	0	(1)	1
Draws on long-term obligations under capital lease	0	0	0
Repayment of long-term obligations under capital lease	0	(1)	0
Common shares repurchased, including related expenses	0	0	0
Preferred shares redeemed, including related expenses	0	0	0
Preferred shares repurchased, including related expenses	0	0	0
Senior unsecured notes repurchased, including related expenses	0	0	0
Financing fees	(2)	0	0
Dividends on common shares	4,950	42,465	38,699
Dividends on preferred shares	0	0	0
Proceeds from sale-leaseback of vessels	0	0	0
Advances from related parties	(48,177)	0	0
Cash from (used in) financing activities	(43,229)	42,463	38,700
Investing activities:
Expenditures for vessels	0	0	(162)
Short-term investments	0	0	0
Net proceeds from vessel disposals	0	0	0
Proceeds from sale of leased vessels	0	0	0
Restricted cash	0	0	0
Loans to affiliate	0	0	0
Repayment of loans to affiliate	0	0	0
Other assets	206	(6,042)	(20,465)
Dividends received from subsidiary	(4,950)	(42,466)	(38,700)
Capital contribution in subsidiary	43,191	0	85,643
Advances to related parties	0	42,466	0
Cash used in investing activities	38,447	(6,042)	26,316
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	0	0	0
Parent Issuer [Member]
Operating activities:
Net earnings (loss)	175,237	(139,039)	199,391
Items not involving cash:
Depreciation and amortization	173,464	188,816	176,686
Share-based compensation	17,526	6,378	4,528
Amortization of deferred financing fees	11,899	14,181	8,885
Amounts reclassified from other comprehensive loss to interest expense	1,927	3,407	3,319
Unrealized change in fair value of financial instruments	(44,115)	(52,684)	(52,613)
Equity income on investment	(29,013)	(11,176)	(48,342)
Refinancing expenses and recoveries	0	1,677	5,148
Operating leases	(22,589)	(19,003)	(9,795)
Vessel impairments	0	285,195	0
Expenses related to customer bankruptcy	0	6,537	0
Loss (gain) on disposals	(1)	31,876	0
Other income	0	0	(6,600)
Other	6,239	12,228	25
Changes in assets and liabilities:
Accounts receivable	(11,902)	(2,734)	1,690
Lease receivable	8,141	17,783	21,170
Prepaid expenses	(8,670)	(4,527)	226
Other assets and deferred charges	(3,263)	(12,999)	(31,010)
Accounts payable and accrued liabilities	11,910	(13,082)	(43,223)
Deferred revenue	(6,006)	10,808	(8,363)
Fair value of financial instruments	(8,108)	(32,471)	0
Intercompany Accounts Payable and Accounts Receivable	43,128	(22,391)	17,909
Cash from operating activities	315,804	268,780	239,031
Financing activities:
Preferred shares issued, net of issuance costs	2,690	541,694	0
Common shares issued, net of issuance costs	118,966	95,978	0
Draws on credit facilities	0	220,485	534,325
Senior unsecured notes issued	80,000	0	0
Repayment of credit facilities	(430,271)	(673,128)	(526,729)
Draws on long-term obligations under capital lease	176,254	180,750	150,000
Repayment of long-term obligations under capital lease	(9,649)	(9,182)	(7,035)
Common shares repurchased, including related expenses	0	(8,269)	(13,885)
Preferred shares redeemed, including related expenses	0	(333,074)	0
Preferred shares repurchased, including related expenses	0	0	(12,303)
Senior unsecured notes repurchased, including related expenses	(7,075)	0	0
Financing fees	(9,840)	(14,912)	(19,811)
Dividends on common shares	(61,830)	(148,555)	(105,690)
Dividends on preferred shares	(64,416)	(54,085)	(53,655)
Proceeds from sale-leaseback of vessels	90,753	354,000	542,000
Advances from related parties	0	0	0
Cash from (used in) financing activities	(114,418)	151,702	487,217
Investing activities:
Expenditures for vessels	(329,328)	(324,962)	(709,655)
Short-term investments	0	7	(7)
Net proceeds from vessel disposals	0	12,078	0
Proceeds from sale of leased vessels	0	20,000	0
Restricted cash	(1)	0	0
Loans to affiliate	(2,677)	(18,096)	(201,865)
Repayment of loans to affiliate	25,103	67,831	200,680
Other assets	2,782	3,678	40,184
Dividends received from subsidiary	4,950	30,466	33,700
Capital contribution in subsidiary	(43,188)	0	(85,644)
Advances to related parties	0	(30,466)	0
Cash used in investing activities	(342,359)	(239,464)	(722,607)
Increase (decrease) in cash and cash equivalents	(140,973)	181,018	3,641
Cash and cash equivalents, beginning of year	287,301	106,283	102,642
Cash and cash equivalents, end of year	146,328	287,301	106,283
Guarantors [Member]
Operating activities:
Net earnings (loss)	38,676	19,341	27,767
Items not involving cash:
Depreciation and amortization	13,317	14,172	13,291
Share-based compensation	0	0	0
Amortization of deferred financing fees	0	0	1,137
Amounts reclassified from other comprehensive loss to interest expense	0	0	0
Unrealized change in fair value of financial instruments	55	(1,314)	622
Equity income on investment	(12,761)	(5,500)	(12,865)
Refinancing expenses and recoveries	0	0	0
Operating leases	0	0	0
Vessel impairments	0	0	0
Expenses related to customer bankruptcy	0	0	0
Loss (gain) on disposals	(13,603)	0	0
Other income	0	0	0
Other	656	12,045	7,735
Changes in assets and liabilities:
Accounts receivable	(8,206)	7,928	49,548
Lease receivable	0	0	0
Prepaid expenses	(1,511)	9,651	(19,186)
Other assets and deferred charges	35	(3,051)	0
Accounts payable and accrued liabilities	27,645	(21,194)	(15,839)
Deferred revenue	(3,166)	(8,403)	3,249
Fair value of financial instruments	0	0	0
Intercompany Accounts Payable and Accounts Receivable	(30,246)	21,342	16,196
Cash from operating activities	10,891	45,017	71,655
Financing activities:
Preferred shares issued, net of issuance costs	0	0	0
Common shares issued, net of issuance costs	0	0	0
Draws on credit facilities	0	0	0
Senior unsecured notes issued	0	0	0
Repayment of credit facilities	0	0	0
Draws on long-term obligations under capital lease	0	0	0
Repayment of long-term obligations under capital lease	(16,549)	(15,550)	(14,656)
Common shares repurchased, including related expenses	0	0	0
Preferred shares redeemed, including related expenses	0	0	0
Preferred shares repurchased, including related expenses	0	0	0
Senior unsecured notes repurchased, including related expenses	0	0	0
Financing fees	832	975	0
Dividends on common shares	(4,950)	(23,100)	(19,700)
Dividends on preferred shares	0	0	0
Proceeds from sale-leaseback of vessels	0	0	0
Advances from related parties	6,667	0	0
Cash from (used in) financing activities	(14,000)	(37,675)	(34,356)
Investing activities:
Expenditures for vessels	(7,076)	(17,891)	(1,763)
Short-term investments	307	2,997	(2,196)
Net proceeds from vessel disposals	37,091	0	0
Proceeds from sale of leased vessels	0	0	0
Restricted cash	0	(201)	0
Loans to affiliate	0	0	0
Repayment of loans to affiliate	(2,778)	0	0
Other assets	(5,365)	(4,896)	(20,010)
Dividends received from subsidiary	0	12,000	5,000
Capital contribution in subsidiary	(3)	0	0
Advances to related parties	0	(12,000)	0
Cash used in investing activities	22,176	(19,991)	(18,969)
Increase (decrease) in cash and cash equivalents	19,067	(12,649)	18,330
Cash and cash equivalents, beginning of year	58,645	71,294	52,964
Cash and cash equivalents, end of year	77,712	58,645	71,294
Non-Guarantors [Member]
Operating activities:
Net earnings (loss)	(2,737)	(2,854)	28,333
Items not involving cash:
Depreciation and amortization	13,157	13,110	14,885
Share-based compensation	0	0	0
Amortization of deferred financing fees	0	0	1,663
Amounts reclassified from other comprehensive loss to interest expense	0	0	0
Unrealized change in fair value of financial instruments	0	0	0
Equity income on investment	0	0	0
Refinancing expenses and recoveries	0	0	0
Operating leases	0	0	0
Vessel impairments	0	0	0
Expenses related to customer bankruptcy	0	12,346	0
Loss (gain) on disposals	0	0	0
Other income	0	0	0
Other	0	0	0
Changes in assets and liabilities:
Accounts receivable	491	(8,001)	(3,999)
Lease receivable	0	0	0
Prepaid expenses	987	(1,016)	0
Other assets and deferred charges	(969)	(1,418)	0
Accounts payable and accrued liabilities	(1,085)	1,899	(250)
Deferred revenue	(233)	372	(1,970)
Fair value of financial instruments	0	0	0
Intercompany Accounts Payable and Accounts Receivable	(17,869)	19,273	51,540
Cash from operating activities	(8,258)	33,711	90,202
Financing activities:
Preferred shares issued, net of issuance costs	0	0	0
Common shares issued, net of issuance costs	0	0	0
Draws on credit facilities	0	0	0
Senior unsecured notes issued	0	0	0
Repayment of credit facilities	(24,734)	(31,162)	(80,446)
Draws on long-term obligations under capital lease	0	0	0
Repayment of long-term obligations under capital lease	0	0	0
Common shares repurchased, including related expenses	0	0	0
Preferred shares redeemed, including related expenses	0	0	0
Preferred shares repurchased, including related expenses	0	0	0
Senior unsecured notes repurchased, including related expenses	0	0	0
Financing fees	784	945	2,412
Dividends on common shares	0	(19,366)	(19,000)
Dividends on preferred shares	0	0	0
Proceeds from sale-leaseback of vessels	0	0	0
Advances from related parties	41,510	0	0
Cash from (used in) financing activities	17,560	(49,583)	(97,034)
Investing activities:
Expenditures for vessels	(2,114)	(699)	(1,083)
Short-term investments	0	0	0
Net proceeds from vessel disposals	0	0	0
Proceeds from sale of leased vessels	0	0	0
Restricted cash	0	0	0
Loans to affiliate	0	0	0
Repayment of loans to affiliate	0	0	0
Other assets	(7)	583	(292)
Dividends received from subsidiary	0	0	0
Capital contribution in subsidiary	0	0	1
Advances to related parties	0	0	0
Cash used in investing activities	(2,121)	(116)	(1,374)
Increase (decrease) in cash and cash equivalents	7,181	(15,988)	(8,206)
Cash and cash equivalents, beginning of year	21,955	37,943	46,149
Cash and cash equivalents, end of year	$ 29,136	$ 21,955	$ 37,943